Income Taxes - Schedule of Components of Provision (Benefit) for Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	203,866	(18)
Total current	203,866	(18)
Deferred:
Federal	0	0
State	0	0
Foreign	0	0
Total deferred	0	0
Provision (benefit) for income taxes	$ 203,866	$ (18)